Investments - Schedule of investments accounted for under equity method (Parenthetical) (Detail)			1 Months Ended		12 Months Ended
		Dec. 31, 2016 CNY (¥)	Sep. 30, 2020 CNY (¥)	May 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Nov. 30, 2020 CNY (¥)
Marketable Securities [Line Items]
Payment for equity method investment					¥ 276,291,399	$ 42,343,509	¥ 114,600,000	¥ 92,500,000
Equity method investments reclassified to equity securities					212,467,061		32,802,100
Gain (loss) on disposal of investment or subsidiaries					23,525,694	$ 3,605,470
Equity securities without readily determinable fair value					288,191,509		192,731,785
Equity method investment, impairment loss							20,872,725	¥ 15,166,140
Hunan Yuyou Starfire Culture Media Co., Ltd [Member]
Marketable Securities [Line Items]
Percentage of equity method investment acquired								30.00%
Payment for equity method investment								¥ 15,000,000
Equity method investments reclassified to equity securities	[1]						15,139,902
Equity securities without readily determinable fair value									¥ 15,274,909
DouYu LLP [Member]
Marketable Securities [Line Items]
Percentage of equity method investment acquired			99.99%
Payment for equity method investment			¥ 10,000,000
Others [Member]
Marketable Securities [Line Items]
Payment for equity method investment								3,600,000
Equity method investments reclassified to equity securities					4,077,376
Equity method investment, impairment loss					¥ 0		¥ 20,872,725	¥ 15,166,140
Wuhan Shayu Network Technology Co Ltd [Member]
Marketable Securities [Line Items]
Percentage of equity method investment acquired		8.50%		19.125%	35.084%
Payment for equity method investment		¥ 10,000,000		¥ 24,850,000
Equity method investments reclassified to equity securities	[2]				¥ 184,555,328
Equity method investment, Amount agreed to invest				80,000,000
Fair value of equity interest				43,617,750
Contribution from share holder				¥ 18,767,750
Percentage of equity interest exchanged				8.309%
Shuangsi Culture Broadcasting Company Limited [Member]
Marketable Securities [Line Items]
Gain (loss) on disposal of investment or subsidiaries				¥ 23,525,694
Shuangsi Culture Broadcasting Company Limited [Member] | Discontinued Operations Disposed Of By Means Other Than Sale Exchange
Marketable Securities [Line Items]
Percentage of equity method investment acquired				100.00%
Fair value of equity interest				¥ 54,391,900

[1]	In 2018, the Group formed Yuyou Starfire with unrelated third party investors and contributed RMB15,000,000 for a 30% equity interest in the company. In November 2020, the Group lost significant influence over Yuyou Starfire and reclassified this investment with a carrying amount of RMB15,274,909 to equity securities without readily determinable fair values.
[2]	In 2016, the Group invested RMB10 million for 8.5% equity interest in Shayu, a live streaming platform in the PRC, and accounted for this investment as an equity security without a readily determinable fair value. In May 2020, the Group completed the following transactions with respect to its investment in Shayu: • The Group acquired 19.125% equity interest in Shayu from Mr. Chen Shaojie, the Group’s CEO and shareholder for a cash consideration of RMB24,850,000. The purchase price paid by the Group was below fair value of the acquired equity interest, which is determined to be RMB43,617,750 by the Group with the assistance of an independent valuer. The excess amount of RMB18,767,750 between the fair value of the equity interest acquired in Shayu over the price paid is accounted as contribution from shareholder in the combined consolidated statement of change in shareholders’ equity. • The Company injected cash of RMB80,000,000 and its holding of 100% equity interest in Chengdu Shuangsi Culture Broadcasting Co., Ltd (“Shuangsi”) with a fair value determined to be RMB54,391,900 into Shayu, in exchange for 8.309% of newly issued equity interest in Shayu. Shuangsi ceased to be a subsidiary of the Group and a gain on disposal of subsidiary in the amount of RMB23,525,694 was recognized in the combined and consolidated statement of comprehensive income, representing the difference between the fair value of Shuangsi and its carrying value at the date of the transaction. Upon the completion of these transactions, the Group has 35.084% equity interest of Shayu and accounts for its investment in Shayu under the equity method.